Loans (Tables)	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of Short Term Loans Consisted

Short-term loans consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Postal Saving Bank of China	1,014,787	2,480,466
Agricultural Bank of China	-	620,117
Bank of China	724,848	-
Total	$1,739,635	$3,100,583

Schedule of Short Term Loans

Short-term loans as of March 31, 2026 consisted of the following:

For the fiscal year ended March 31, 2026 secured short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Postal Savings Bank of China	2026/1/7	2027/1/6	3,000,000	434,909	2.86%
Postal Savings Bank of China	2025/6/30	2026/6/29	1,800,000	260,945	2.86%
Postal Savings Bank of China	2025/7/1	2026/6/30	2,200,000	318,933	2.86%
Bank of China	2026/2/26	2027/2/25	5,000,000	724,848	3.00%
Total secured short-term bank loans as of March 31, 2026			12,000,000	$1,739,635
For the fiscal year ended March 31, 2025 secured short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Postal Savings Bank of China	2024/7/30	2025/7/29	4,000,000	$551,215	3.40%
Postal Savings Bank of China	2024/8/27	2025/8/26	5,000,000	689,018	3.20%
Postal Savings Bank of China	2024/9/2	2025/9/1	5,000,000	689,018	3.20%
Postal Savings Bank of China	2024/9/6	2025/9/5	4,000,000	551,215	3.20%
Agricultural Bank of China	2024/6/17	2025/6/16	500,000	68,903	3.26%
Agricultural Bank of China	2024/11/25	2025/11/24	2,000,000	275,607	3.26%
Agricultural Bank of China	2025/3/19	2026/3/18	2,000,000	275,607	3.26%
Total secured short-term bank loans as of March 31, 2025			22,500,000	$3,100,583

Schedule of Long -Term Loans	Long -term loans consisted of the following:
	As of March 31, 2026	As of March 31, 2025
Postal Saving Bank of China	613,996	-
Total	$613,996	$-

Schedule of Long-Term Loans Consisted

Long-term loans as of March 31, 2026 consisted of the following:

For the fiscal year ended March 31, 2026 secured Long-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Postal Savings Bank of China	2026/3/27	2029/1/22	965,064	$139,905	2.86%
Postal Savings Bank of China	2026/1/26	2029/1/22	3,270,280	474,091	2.86%
Total secured Long-term bank loans as of March 31, 2026			4,235,344	$613,996